ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2017
ALLOWANCE FOR DOUBTFUL ACCOUNTS
ALLOWANCE FOR DOUBTFUL ACCOUNTS

4. ALLOWANCE FOR DOUBTFUL ACCOUNTS

        Allowance for doubtful accounts are comprised of allowances for accounts receivable trade, advances to suppliers and other receivables.

        An analysis of allowances for accounts receivable, trade for the years ended December 31, 2015, 2016 and 2017 is as follows:

	Years Ended December 31,
	2015	2016	2017
	$	$	$
Beginning of the year	31,817	28,156	26,119
Allowances made (reversed) during the year, net	(1,084)	(854)	5,345
Accounts written-off against allowances	(858)	(47)	(174)
Foreign exchange effect	(1,719)	(1,136)	1,651

Closing balance	28,156	26,119	32,941

        An analysis of allowances for advances to suppliers for the years ended December 31, 2015, 2016 and 2017 is as follows:

	Years Ended December 31,
	2015	2016	2017
	$	$	$
Beginning of the year	37,735	28,629	19,527
Allowances made (reversed) during the year, net	1,291	(5,427)	(833)
Accounts written-off against allowances	(9,465)	(3,644)	—
Foreign exchange effect	(932)	(31)	68

Closing balance	28,629	19,527	18,762

        An analysis of allowances for other receivables for the years ended December 31, 2015, 2016 and 2017 is as follows:

	Years Ended December 31,
	2015	2016	2017
	$	$	$
Beginning of the year	830	3,885	9,251
Allowances made during the year, net	3,257	5,954	549
Foreign exchange effect	(202)	(588)	549

Closing balance	3,885	9,251	10,349